CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (PARENTHETICAL) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement Of Cash Flows [Abstract]
Payment of issuance costs	$ 0	$ 30